Fees Summary	Nov. 03, 2026 shares
Fees Summary [Line Items]
Narrative Disclosure

The maximum aggregate offering price of the securities to which the prospectus relates is $4,740,000.00. The prospectus is a final prospectus for the related offering.

The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering and relates to the Registration Statement on Form S-3 (No. 333-296924) filed by BioVie Inc. on June 18, 2026 and declared effective on June 29, 2026.

Narrative - Max Aggregate Offering Amount	4,740,000.00
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true